PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Gross	$ 180,198	$ 59,676	$ 320
Less: accumulated depreciation	(21,783)	(11,647)	(25)
Property, Plant and Equipment, Net	158,415	48,029	295
Laboratory equipment [Member]
Property, Plant and Equipment, Gross	$ 122,837	$ 3,685
Useful life	5 years	5 years
Office Equipment and Furniture [Member]
Property, Plant and Equipment, Gross	$ 31,954	$ 31,440	320
Leasehold improvement [Member]
Property, Plant and Equipment, Gross	$ 25,407	$ 24,551
Useful life	1 year 9 months	1 year 9 months
Minimum [Member] | Office Equipment and Furniture [Member]
Useful life	3 years	3 years
Maximum [Member] | Office Equipment and Furniture [Member]
Useful life	10 years	10 years